SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2013
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Schedule Earnings Per Share Basic and Diluted
Under the treasury stock method, an increase in the fair market value of the Company's common stock results in a greater dilutive effect from outstanding options, restricted stock awards and common stock warrants.

	Years Ended
	December 31,
	2013	2012
Net income (loss)	$3,225,214	$(238,969)

Net income (loss) per common share:
Basic	$0.04	$(0.00)
Diluted	$0.04	$(0.00)

Weighted average number of common shares outstanding:
Basic	80,842,377	82,389,409
Diluted	82,241,880	82,389,409

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share
Potentially dilutive securities not included in the calculation of diluted net income (loss) per share because to do so would be anti-dilutive are as follows:

	December 31,
	2013	2012
Warrants	300,000	300,000
Stock options	2,000,000	2,000,000
Total	2,300,000	2,300,000